Note 17 - Impairment of Non-current Assets - Disclosure of Impairment Loss In Respect of Each Operating Segment Or Project (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Impairment of non-current assets	$ 199,688	$ 65,500
Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Impairment of non-current assets	111,750
Mexico - Del Toro [member]
Statement Line Items [Line Items]
Impairment of non-current assets	56,278	65,500
Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Impairment of non-current assets	31,660
Producing properties [member]
Statement Line Items [Line Items]
Impairment of non-current assets	119,826
Producing properties [member] | Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Impairment of non-current assets	67,901
Producing properties [member] | Mexico - Del Toro [member]
Statement Line Items [Line Items]
Impairment of non-current assets	29,271
Producing properties [member] | Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Impairment of non-current assets	22,654
Exploration properties [member]
Statement Line Items [Line Items]
Impairment of non-current assets	29,172
Exploration properties [member] | Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Impairment of non-current assets	13,787
Exploration properties [member] | Mexico - Del Toro [member]
Statement Line Items [Line Items]
Impairment of non-current assets	9,398
Exploration properties [member] | Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Impairment of non-current assets	5,987
Property, plant and equipment other than mining interests [member]
Statement Line Items [Line Items]
Impairment of non-current assets	50,690
Property, plant and equipment other than mining interests [member] | Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Impairment of non-current assets	30,062
Property, plant and equipment other than mining interests [member] | Mexico - Del Toro [member]
Statement Line Items [Line Items]
Impairment of non-current assets	17,609
Property, plant and equipment other than mining interests [member] | Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Impairment of non-current assets	$ 3,019